PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Existing Debt		$ 2,755,034	$ 2,350,405
Book Value		$ 3,766,032	3,371,878
Airbus A319 [Member] | Wilmington [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Creditor company		MUFG
Committed Assets		Aircraft and engines
Existing Debt		$ 74,713	69,375
Book Value		$ 256,937	268,746
Airbus A319 [Member] | Citibank N.A. [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Creditor company		Citibank N.A.
Committed Assets		Aircraft and engines
Existing Debt			27,936
Book Value			38,836
Airbus A320 [Member] | Trust Company [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Existing Debt		70,644	63,581
Book Value		256,651	257,613
Airbus A320 [Member] | Credit Agricole [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Existing Debt		85,986	139,192
Book Value		95,148	122,251
Airbus A320 [Member] | Citibank N.A. [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Existing Debt			128,030
Book Value			214,597
Airbus A320 [Member] | UMB [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Creditor company		MUFG
Committed Assets		Aircraft and engines
Existing Debt		$ 106,250	167,371
Book Value		$ 149,607	246,293
Airbus A320 [Member] | MUFG [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Creditor company		MUFG Bank
Committed Assets		Aircraft and engines
Existing Debt		$ 216,411	215,043
Book Value		310,311	295,036
Boeing 767 [Member] | Trust Company [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Existing Debt		61,728	43,628
Book Value		196,244	180,591
Boeing 767 [Member] | Credit Agricole [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Existing Debt		10,404	10,404
Book Value		35,226	32,802
Boeing 787 [Member] | Trust Company [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Existing Debt		120,938	114,936
Book Value		127,283	119,229
Boeing 787 [Member] | Bank of Utah [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Existing Debt		217,500	211,849
Book Value		$ 259,934	246,349
Airbus A321 [Member] | Trust Company [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Creditor company		Wilmington
Committed Assets		Aircraft and engines
Existing Debt		$ 353,774
Book Value		$ 452,107
Airbus A321 [Member] | NATIXIS [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Creditor company		Natixis
Committed Assets		Aircraft and engines
Existing Debt		$ 282,927	271,129
Book Value		384,224	375,645
Airbus A321 [Member] | Citibank N.A. [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Existing Debt			41,599
Book Value			81,706
Boeing 787 [Member] | Trust Company [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Creditor company		Trust Company
Existing Debt		$ 332,131
Book Value		374,998
Boeing 787 [Member] | Credit Agricole [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Existing Debt		74,023	91,797
Book Value		36,594	43,020
Airbus A350 [Member] | Trust Company [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Existing Debt		180,320
Book Value		$ 192,620
Airbus A350 [Member] | Bank of Utah [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Creditor company		SMBC
Committed Assets	[1]	Aircraft and engines (2)
Existing Debt			130,000
Book Value			134,780
Airbus A350 [Member] | Citibank N.A. [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Existing Debt			15,960
Book Value			26,823
Boeing 787 Three [Member] | Trust Company [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Creditor company		Citibank N.A.
Committed Assets		Aircraft and engines
Existing Debt		$ 143,475
Book Value		$ 191,804
Airbus A319 [Member] | Credit Agricole [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Creditor company		Credit Agricole
Committed Assets		Aircraft and engines
Existing Debt			1,073
Book Value			6,936
Airbus A320/A350 [Member] | Credit Agricole [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Existing Debt		83,281	30,733
Book Value		$ 67,882	28,127
Airbus A320/A350 [Member] | Bank of Utah [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Creditor company		BNP Paribas
Committed Assets	[1]	Aircraft and engines (2)
Existing Debt		$ 296,441	262,420
Book Value		$ 378,462	289,946
Airbus A320 / A350 Two [Member] | Bank of Utah [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Creditor company		Investec
Committed Assets	[1]	Aircraft and engines (2)
Existing Debt		$ 44,088	37,870
Book Value
Airbus B767 [Member] | Citibank N.A. [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Existing Debt			90,846
Book Value			197,797
Airbus B787 [Member] | Citibank N.A. [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Existing Debt			23,156
Book Value			19,047
Rotables [Member] | Citibank N.A. [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Existing Debt			162,477
Book Value			$ 145,708

[1]	As of December 31, 2020, four A350 aircraft were reincorporated to Property, plant and equipment due to cancellation of the sale contract. Which were classified previously as Non-current assets or groups of assets for disposal as held for sale.